UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5074

DREYFUS BASIC U.S. MORTGAGE SECURITIES FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic US Mortgage Securities Fund
March 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--108.0%	Rate (%)	Date	Amount ($)	Value ($)

Asset - Backed Ctfs.--.4%
WFS Financial Owner Trust,
Ser. 2003-4, Cl. C	3.02	5/20/11	66,906	66,316
WFS Financial Owner Trust,
Ser. 2004-3, Cl. C	3.60	2/17/12	358,248	353,886
				420,202
Asset-Backed Ctfs./Auto Receivables--.5%
USAA Auto Owner Trust,
Ser. 2004-2, Cl. A4	3.58	2/15/11	500,000	495,722
Asset-Backed Ctfs./Credit Cards--2.5%
Chase Issuance Trust,
Ser. 2007-A4, Cl A4	5.32	4/16/12	750,000 a	750,462
Chase Issuance Trust,
Ser. 2007-A1, Cl. A1	5.34	3/15/13	1,000,000 a	1,000,962
MBNA Credit Card Master Note
Trust, Ser. 2003-A9, Cl. A9	5.45	2/15/11	750,000 a	752,068
				2,503,492
Asset-Backed Ctfs./Home Equity Loans--3.9%
Accredited Mortgage Loan Trust,
Ser. 2006-1, Cl. A1	5.38	4/25/36	311,168 a	311,396
Citigroup Mortgage Loan Trust,
Ser. 2007-AHL1, Cl. A2A	5.36	12/25/36	452,465 a	452,620
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M5	6.92	3/25/37	125,000	124,998
Credit-Based Asset Servicing and
Securitization, Ser. 2007-CB2,
Cl. A2A	5.89	2/25/37	483,207 a	483,365
Equivantage Home Equity Loan
Trust, Ser. 1996-2, Cl. A4	8.05	6/25/27	500,451	498,943
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. MF2	5.84	11/25/36	312,300 a	310,924
Morgan Stanley ABS Capital I,
Ser. 2007-HE2, Cl. A2A	5.36	1/25/37	729,142 a	729,485
Nationstar Home Equity Loan Trust,
Ser. 2007-A, Cl. AV1	5.38	3/25/37	975,043 a	975,751
				3,887,482
Commercial Mortgage Pass-Through Ctfs.--1.8%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	5.60	1/25/37	474,736 a,b	474,736
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	500,000 a	502,400
J.P. Morgan Alternative Loan
Trust, Ser. 2007-A1, Cl. 1A2A	5.38	3/25/37	860,492 a	860,492
				1,837,628
Residential Mortgage Pass-Through Ctfs.--6.0%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31 Cl. 2A1	5.51	1/25/36	210,431 a	209,750
Countrywide Home Loan Mortgage

Pass-Through Trust,
Ser. 2002-19, Cl. B1	5.96	11/25/32	495,540 a	494,348
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	1,308,051	1,319,623
GMAC Mortgage Corp. Loan Trust,
Ser. 2004-J1, Cl. M3	5.50	4/25/34	772,511	695,996
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	955,426 a	966,678
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25 Cl. 4A2	6.18	9/25/36	223,556 a	226,416
J.P. Morgan Alternative Loan
Trust, Ser. 2006-S4, Cl. A6	5.71	12/25/36	500,000 a	505,718
J.P. Morgan Mortgage Trust,
Ser. 2003-A1, Cl. 1A1	4.34	10/25/33	515,695 a	507,958
J.P. Morgan Mortgage Trust,
Ser. 2005-A7 Cl. 1A2	4.99	10/25/35	275,000 a	272,566
JP Morgan Mortgage Trust,
Ser. 2007-A1, Cl. 3A1	5.01	7/20/35	490,146 a	487,333
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	330,000 a	325,390
				6,011,776
U.S. Government Agencies/Mortgage-Backed--92.2%
Federal Home Loan Mortgage Corp
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12			36,183 c	4,085
Federal National Mortgage Association
5.50%			2,050,000 d	2,028,844
6.00%			10,780,000 d	10,903,659
5.00%, 1/1/18 - 4/1/20			2,054,383	2,028,247
Government National Mortgage Association I
5.50%			210,000 d	208,883
6.50%			2,500,000 d	2,564,825
5.00%, 5/15/33 - 10/15/35			7,864,879	7,663,910
5.50%, 6/15/20 - 10/15/35			22,479,279	22,384,880
6.00%, 10/15/19 - 2/15/37			3,261,752	3,310,114
6.50%, 10/15/10 - 9/15/31			24,216	24,863
7.00%, 1/15/24 - 2/15/24			62,599	65,465
7.50%, 12/15/23			9,352	9,755
8.00%, 4/15/08 - 12/15/22			213,558	225,558
8.50%, 1/15/20 - 3/15/22			29,449	31,723
9.00%, 11/15/19 - 11/15/22			12,690	13,686
9.50%, 9/15/19 - 10/15/20			8,139	8,911
Ser. 2005-34, Cl. A, 3.96%,
9/16/21			398,808	391,987
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			527,375	515,030
Ser. 2005-42, Cl. A, 4.05%,
7/16/20			1,120,095	1,100,547
Ser. 2006-6, Cl. A, 4.05%,
10/16/23			692,289	679,596
Ser. 2006-5, Cl. A, 4.24%,
7/16/29			1,423,871	1,396,631
Ser. 2005-59, Cl. A, 4.39%,
5/16/23			405,261	399,604
Ser. 2005-32, Cl. B, 4.39%,
8/16/30			574,000	565,620

Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	2,904,000	2,913,850
Government National Mortgage Association II
5.00%, 9/20/33 - 1/20/36	7,425,230	7,203,879
5.38%, 4/20/30	189,771 a	192,056
5.50%, 7/20/30 - 1/20/36	5,965,667 a	5,930,530
6.00%, 6/20/35 - 6/20/36	13,873,841	14,044,834
6.50%, 6/20/31 - 10/20/36	4,531,681	4,644,916
7.00%, 12/20/27 - 8/20/31	684,621	714,064
9.00%, 1/20/20 - 7/20/25	21,198	22,887
9.50%, 9/20/21 - 12/20/21	10,348	11,324
		92,204,764
U.S. Treasury Bonds--.4%
4.50%, 2/15/36	400,000 e	377,250
U.S. Treasury Notes--.3%
3.50%, 8/15/09	129,000 f	125,951
4.50%, 2/15/16	155,000 g	153,473
		279,424
Total Bonds and Notes
(cost $109,065,145)		108,017,740

	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options--.0%
3-Month Floor USD Libor-BBA
Interest Rate, June 2009 @
4.00	5,300,000	10,577
Put Options--.0%
3-Month Capped USD Libor-BBA
Interest Rate, January 2008
@ 6.00	10,000,000	33
Total Options
(cost $20,385)		10,610
	Principal
Short-Term Investments--6.6%	Amount ($)	Value ($)

U.S. Treasury Bills
5.10%, 4/12/07	4,650,000	4,643,583
5.11%, 4/19/07	2,000,000	1,995,280
Total Short-Term Investments
(cost $6,637,646)		6,638,863

Other Investment--1.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,190,000)	1,190,000 [h]	1,190,000

Investment of Cash Collateral for
Securities Loaned--.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $157,262)	157,262 [h]	157,262

Total Investments (cost $117,070,438)	116.0%	116,014,475
Liabilities, Less Cash and Receivables	(16.0%)	(16,041,028)
Net Assets	100.0%	99,973,447

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $474,736 or 0.5% of net assets.
c	Notional face amount shown.
d	Purchased on a forward commitment basis.
e	Purchased on a delayed delivery basis.
f	All or partially held by a broker as collateral for open financial futures positions.
g	All or a portion of these securities are on loan. At March 31, 2007, the total market value of the fund's securities on loan is $153,474 and the total market value of the collateral held by the fund is $157,262.
h	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semiannual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
March 31, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2007 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	73	7,723,172	June 2007	22,945
Financial Futures Short
U.S. Treasury 10 Year Notes	24	(2,595,000)	June 2007	10,366
				33,311

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S. Mortgage Securities Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 21, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)